Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	98 Months Ended	101 Months Ended	117 Months Ended		120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000220624
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Science & Technology Fund
Average Annual Return, Percent	3.92%		5.72%					9.52%
C000220618
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Nasdaq-100 Index Fund
Average Annual Return, Percent	9.83%	14.56%
C000220620
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Nasdaq-100 Index Fund
Average Annual Return, Percent	10.54%	14.25%
C000220613
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Core Plus Intermediate Bond Fund
Average Annual Return, Percent	5.46%		1.12%					2.24%
C000220614
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Core Plus Intermediate Bond Fund
Average Annual Return, Percent	6.25%	0.18%
C000220609
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Income Fund
Average Annual Return, Percent	5.05%		0.63%					1.99%
C000220627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Short-Term Bond Fund
Average Annual Return, Percent	4.81%		3.02%					2.35%
C000220636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Ultra Short-Term Bond Fund
Without Sales Load [Member] | C000066373
Average Annual Return [Line Items]
Average Annual Return, Percent	8.93%		5.52%					4.26%
Without Sales Load [Member] | C000066375
Average Annual Return [Line Items]
Average Annual Return, Percent	9.67%		8.34%					5.78%
Without Sales Load [Member] | C000066376
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%		10.20%					6.57%
Without Sales Load [Member] | C000066377
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%		11.13%					7.03%
Without Sales Load [Member] | C000128656
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%		11.09%					6.93%
Without Sales Load [Member] | C000034863
Average Annual Return [Line Items]
Average Annual Return, Percent	13.97%		14.42%					12.55%
Without Sales Load [Member] | C000066835
Average Annual Return [Line Items]
Average Annual Return, Percent	13.90%		14.43%					12.59%
Without Sales Load [Member] | C000034895
Average Annual Return [Line Items]
Average Annual Return, Percent	9.80%		13.83%					8.37%
Without Sales Load [Member] | C000159209
Average Annual Return [Line Items]
Average Annual Return, Percent	9.74%		13.95%				8.75%
Without Sales Load [Member] | C000129296
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%		11.68%					6.94%
Without Sales Load [Member] | C000066372
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%		11.93%					7.14%
Without Sales Load [Member] | C000034865
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%		14.31%					9.76%
Without Sales Load [Member] | C000159207
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%		14.57%			9.94%
Without Sales Load [Member] | C000034864
Average Annual Return [Line Items]
Average Annual Return, Percent	13.90%		14.56%					12.85%
Without Sales Load [Member] | C000066836
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%		14.58%					12.90%
Without Sales Load [Member] | C000034869
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%		12.93%					8.61%
Without Sales Load [Member] | C000066839
Average Annual Return [Line Items]
Average Annual Return, Percent	5.71%		12.94%					8.64%
Without Sales Load [Member] | C000034880
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%		7.29%					10.48%
Without Sales Load [Member] | C000220624
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%		6.98%					10.17%
Without Sales Load [Member] | C000034883
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.05%)		9.78%					5.86%
Without Sales Load [Member] | C000066844
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.88%)		9.89%					5.97%
Without Sales Load [Member] | C000034890
Average Annual Return [Line Items]
Average Annual Return, Percent	6.58%		14.13%					7.52%
Without Sales Load [Member] | C000066845
Average Annual Return [Line Items]
Average Annual Return, Percent	6.60%		14.18%					7.60%
Without Sales Load [Member] | C000034884
Average Annual Return [Line Items]
Average Annual Return, Percent	12.25%		15.47%					12.23%
Without Sales Load [Member] | C000034885
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%		15.57%					12.34%
Without Sales Load [Member] | C000034943
Average Annual Return [Line Items]
Average Annual Return, Percent	2.51%		11.99%					7.88%
Without Sales Load [Member] | C000034876
Average Annual Return [Line Items]
Average Annual Return, Percent	12.64%		17.25%					16.65%
Without Sales Load [Member] | C000220619
Average Annual Return [Line Items]
Average Annual Return, Percent	12.63%	15.40%
Without Sales Load [Member] | C000220618
Average Annual Return [Line Items]
Average Annual Return, Percent	12.36%	15.10%
Without Sales Load [Member] | C000220620
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	14.25%
Without Sales Load [Member] | C000179381
Average Annual Return [Line Items]
Average Annual Return, Percent	12.79%		17.39%	17.78%
Without Sales Load [Member] | C000034871
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%		1.83%					2.74%
Without Sales Load [Member] | C000066840
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%		1.90%					2.81%
Without Sales Load [Member] | C000220613
Average Annual Return [Line Items]
Average Annual Return, Percent	7.83%		1.57%					2.47%
Without Sales Load [Member] | C000220614
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%	0.18%
Without Sales Load [Member] | C000175750
Average Annual Return [Line Items]
Average Annual Return, Percent	8.32%		2.06%		3.23%
Without Sales Load [Member] | C000034867
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%		6.50%					3.93%
Without Sales Load [Member] | C000066837
Average Annual Return [Line Items]
Average Annual Return, Percent	8.12%		6.61%					4.03%
Without Sales Load [Member] | C000175747
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%		6.80%		4.51%
Without Sales Load [Member] | C000034868
Average Annual Return [Line Items]
Average Annual Return, Percent	7.73%		1.34%					2.47%
Without Sales Load [Member] | C000066838
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%		1.39%					2.52%
Without Sales Load [Member] | C000220609
Average Annual Return [Line Items]
Average Annual Return, Percent	7.51%		1.09%					2.22%
Without Sales Load [Member] | C000175748
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%		1.50%		2.80%
Without Sales Load [Member] | C000034882
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%		3.69%					2.79%
Without Sales Load [Member] | C000066843
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%		3.79%					2.88%
Without Sales Load [Member] | C000220627
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%		3.49%					2.58%
Without Sales Load [Member] | C000175751
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%		3.90%		3.28%
Without Sales Load [Member] | C000092834
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%		4.04%					2.53%
Without Sales Load [Member] | C000130753
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%		4.09%					2.55%
Without Sales Load [Member] | C000220636
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%	3.35%
Without Sales Load [Member] | C000179382
Average Annual Return [Line Items]
Average Annual Return, Percent	6.02%		4.25%	3.13%
Without Sales Load [Member] | C000034875
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%		2.51%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		15.61%					12.32%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	11.84%		13.07%					8.63%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	11.84%		13.07%					8.63%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		15.61%					12.32%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		15.61%					12.32%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	11.84%		13.07%					8.63%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	11.84%		13.07%				9.19%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	11.84%		13.07%					8.63%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	11.84%		13.07%					8.63%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%		15.12%					11.68%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%		15.12%			11.88%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		15.61%					12.32%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		15.61%					12.32%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		15.61%					12.32%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		15.61%					12.32%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		15.61%					12.32%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		15.61%					12.32%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%		15.12%					11.68%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%		15.12%					11.68%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%		15.42%					12.03%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%		15.42%					12.03%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		15.61%					12.32%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		15.61%					12.32%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%		15.12%					11.68%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		15.61%					12.32%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%	14.96%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%	14.96%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%	14.96%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		15.61%	12.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.92%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)		1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)		1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)		1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)		1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.92%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)	1.61%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	8.85%		4.53%					4.16%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	9.64%		8.62%					6.61%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	10.30%		11.03%					7.81%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	10.53%		12.01%					8.32%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	10.50%		12.11%					8.43%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%		17.23%					15.27%
Lipper Large-Cap Growth Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Large-Cap Growth Funds Index
Average Annual Return, Percent	11.42%		14.66%					13.48%
Russell 1000 Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	14.53%		17.23%					15.27%
Lipper Large-Cap Growth Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Large-Cap Growth Funds Index
Average Annual Return, Percent	11.42%		14.66%					13.48%
Lipper Global Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Funds Index
Average Annual Return, Percent	9.73%		12.43%					7.84%
Lipper Global Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Funds Index
Average Annual Return, Percent	9.73%		12.43%				8.23%
Global Managed Volatility Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Managed Volatility Composite Index
Average Annual Return, Percent	10.01%		10.15%					6.81%
Global Managed Volatility Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Managed Volatility Composite Index
Average Annual Return, Percent	10.01%		10.15%					6.81%
Lipper Multi-Cap Core Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Core Funds Index
Average Annual Return, Percent	8.64%		14.37%					10.38%
Lipper Multi-Cap Core Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Core Funds Index
Average Annual Return, Percent	8.64%		14.37%			10.59%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%		17.23%					15.27%
Lipper Large-Cap Growth Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Large-Cap Growth Funds Index
Average Annual Return, Percent	11.42%		14.66%					13.48%
Russell 1000 Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	14.53%		17.23%					15.27%
Lipper Large-Cap Growth Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Large-Cap Growth Funds Index
Average Annual Return, Percent	11.42%		14.66%					13.48%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%		13.00%					8.36%
Lipper Equity Income Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Funds Index
Average Annual Return, Percent	8.53%		12.61%					8.74%
Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.55%		13.00%					8.36%
Lipper Equity Income Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Funds Index
Average Annual Return, Percent	8.53%		12.61%					8.74%
S&P North American Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.07%		18.25%					18.99%
Lipper Science & Technology Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Science & Technology Funds Index
S&P Composite 1500 Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Health Care Index
Average Annual Return, Percent	1.48%		8.45%					8.79%
S&P North American Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.07%		18.25%					18.99%
Lipper Science & Technology Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Science & Technology Funds Index
S&P Composite 1500 Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Health Care Index
Average Annual Return, Percent	1.48%		8.45%					8.79%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%		9.88%					6.32%
Lipper Small-Cap Core Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Small-Cap Core Funds Index
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	(1.93%)		11.42%					7.32%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	0.87%		9.88%					6.32%
Lipper Small-Cap Core Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Small-Cap Core Funds Index
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	(1.93%)		11.42%					7.32%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%		13.00%					8.36%
Lipper Multi-Cap Value Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Value Funds Index
Lipper Large Cap Value Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Large-Cap Value Funds Index
Average Annual Return, Percent	8.32%		14.56%					9.31%
Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.55%		13.00%					8.36%
Lipper Multi-Cap Value Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Value Funds Index
Lipper Large Cap Value Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Large-Cap Value Funds Index
Average Annual Return, Percent	8.32%		14.56%					9.31%
Victory U.S. Large Cap 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory US Large Cap 500 Index							Victory US Large Cap 500 Index
Average Annual Return, Percent	12.51%		15.52%					12.39%
Victory U.S. Large Cap 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory US Large Cap 500 Index							Victory US Large Cap 500 Index
Average Annual Return, Percent	12.51%		15.52%					12.39%
Victory Extended Market Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended-Victory Extended Market Index/Wilshire 4500 Completion Index							Blended-Victory Extended Market Index/Wilshire 4500 Completion Index
Average Annual Return, Percent	2.76%		11.23%					7.03%
Wilshire 4500 Completion Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire 4500 Completion Index							Wilshire 4500 Completion Index
Average Annual Return, Percent	6.00%		13.27%					8.96%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.10%		17.75%					17.20%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%		17.23%					15.27%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.10%	15.90%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%	15.72%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.10%	15.90%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%	15.72%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.10%	15.90%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%	15.72%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.10%		17.75%	18.17%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%		17.23%	16.60%
Lipper Core Plus Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Plus Bond Funds Index
Average Annual Return, Percent	8.28%		0.51%					2.00%
Lipper Core Plus Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Plus Bond Funds Index
Average Annual Return, Percent	8.28%		0.51%					2.00%
Lipper Core Plus Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Plus Bond Funds Index
Average Annual Return, Percent	8.28%		0.51%					2.00%
Lipper Core Plus Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Plus Bond Funds Index
Average Annual Return, Percent	8.28%	0.06%
Lipper Core Plus Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Plus Bond Funds Index
Average Annual Return, Percent	8.28%		0.51%		2.20%
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.69%		6.33%					4.88%
Lipper High Yield Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Bond Funds Index
Average Annual Return, Percent	7.46%		6.39%					4.28%
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.69%		6.33%					4.88%
Lipper High Yield Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Bond Funds Index
Average Annual Return, Percent	7.46%		6.39%					4.28%
Lipper High Yield Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Bond Funds Index
Average Annual Return, Percent	7.46%		6.39%		4.72%
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.69%		6.33%		5.11%
Lipper A Rated Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper A Rated Bond Funds Index
Average Annual Return, Percent	7.53%		(0.07%)					2.27%
Lipper A Rated Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper A Rated Bond Funds Index
Average Annual Return, Percent	7.53%		(0.07%)					2.27%
Lipper A Rated Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper A Rated Bond Funds Index
Average Annual Return, Percent	7.53%		(0.07%)					2.27%
Lipper A Rated Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper A Rated Bond Funds Index
Average Annual Return, Percent	7.53%		(0.07%)		2.44%
Bloomberg Barclays 1-3 Year Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Credit Index
Average Annual Return, Percent	6.98%		2.28%					2.28%
Lipper Short Investment Grade Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Index
Average Annual Return, Percent	7.04%		2.81%					2.30%
Bloomberg Barclays 1-3 Year Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Credit Index
Average Annual Return, Percent	6.98%		2.28%					2.28%
Lipper Short Investment Grade Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Index
Average Annual Return, Percent	7.04%		2.81%					2.30%
Bloomberg Barclays 1-3 Year Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Credit Index
Average Annual Return, Percent	6.98%		2.28%					2.28%
Lipper Short Investment Grade Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Index
Average Annual Return, Percent	7.04%		2.81%					2.30%
Lipper Short Investment Grade Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Index
Average Annual Return, Percent	7.04%		2.81%		2.56%
Bloomberg Barclays 1-3 Year Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Credit Index
Average Annual Return, Percent	6.98%		2.28%		2.49%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Average Annual Return, Percent	4.93%		2.67%					1.94%
Lipper Ultra Short Obligations Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Ultra Short Obligations Funds Index
Average Annual Return, Percent	5.48%		3.10%					2.25%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Average Annual Return, Percent	4.93%		2.67%					1.94%
Lipper Ultra Short Obligations Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Ultra Short Obligations Funds Index
Average Annual Return, Percent	5.48%		3.10%					2.25%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Average Annual Return, Percent	4.93%	2.76%
Lipper Ultra Short Obligations Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Ultra Short Obligations Funds Index
Average Annual Return, Percent	5.48%	2.87%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Average Annual Return, Percent	4.93%		2.67%	2.32%
Lipper Ultra Short Obligations Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Ultra Short Obligations Funds Index
Average Annual Return, Percent	5.48%		3.10%	2.54%